Document And Entity Information	12 Months Ended
Sep. 30, 2017
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Entity Registrant Name	Spectrum Brands Holdings, Inc.
Entity Central Index Key	0001487730
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Trading Symbol	spb
SB/RH Holdings, LLC [Member]
Entity Registrant Name	SB/RH Holdings, LLC
Entity Central Index Key	0001592706
Entity Filer Category	Non-accelerated Filer